Notes Payable (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consisted of the following as of December 31, 2021 and 2020:

	2021	2020
$100,000, unsecured note payable to a member of CTx, principal and interest of 8% due in full on February 24, 2022 (1)	$—	$100,000

$354,000, unsecured note payable to a member of CTx, principal and interest of 8% due in full on February 24, 2022 (1)	—	254,000

$500,000, unsecured note payable to a member of CTx’, principal and interest of 8% due in full on February 1, 2022 (2)	—	146,335
	$—	$500,335

(1)	Prior to the Reorganization Merger, principal and interest was convertible upon lenders’ notice into Preferred Units of CTx at a 25% discount to the offered unit prices at the time of conversion.

(2)	Prior to the Reorganization Merger, principal and interest was convertible upon lender’s notice into Preferred units of CTx at the offered unit prices at the time of conversion. $353,665 was converted to 246,096 Preferred Units of CTx at the current unit price in accordance with the terms of the note payable agreement in 2020.